SCHEDULE OF NUMBER OF SHARES CONVERSION RATIO (Details)	9 Months Ended
Sep. 30, 2025 shares
Parent [Member]
Number of Shares	531,822,059
Parent [Member] | Common Stock Issued To Existing Aspire Biopharma Inc Shareholders [Member]
Number of Shares	531,822,059
Parent [Member] | Common Stock Obligation Shares Issued [Member]
Number of Shares
Conversion Ratio [Member]
Number of Shares	35,000,000
Conversion Ratio [Member] | Common Stock Issued To Existing Aspire Biopharma Inc Shareholders [Member]
Number of Shares	33,337,500
Conversion Ratio [Member] | Common Stock Obligation Shares Issued [Member]
Number of Shares	1,662,500